UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5021

Dreyfus Premier Short-Intermediate Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	3/31/15

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus

Short-Intermediate

Municipal Bond Fund

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Changes in Net Assets
26	Financial Highlights
30	Notes to Financial Statements
38	Report of Independent Registered Public Accounting Firm
39	Important Tax Information
40	Board Members Information
43	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Short-Intermediate
Municipal Bond Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

This annual report for Dreyfus Short-Intermediate Municipal Bond Fund covers the 12-month period from April 1, 2014, through March 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Municipal bonds gained value over the reporting period in an environment of falling long-term interest rates and favorable supply-and-demand dynamics. Bond yields continued to move lower despite a sustained U.S. economic recovery, in part due to robust demand from investors seeking relatively safe havens in the midst of disappointing global growth and intensifying geopolitical conflicts.A generally stable supply of newly issued securities and improving credit conditions for many municipal issuers also supported the market’s performance.

We remain optimistic regarding the long-term outlook for the U.S. economy generally and the municipal bond asset class in particular.We believe the domestic economic recovery has continued at a sustainable pace, energy prices appear to have stabilized, and aggressively accommodative monetary policies from the world’s major central banks seem likely to address global economic weakness. While monetary policymakers currently appear prepared to begin raising short-term interest rates later this year, any potential rate hikes are expected to be gradual and modest. As always, we urge you to discuss these observations with your financial adviser, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
April 15, 2015

DISCUSSION OF FUND PERFORMANCE

For the period of April 1, 2014, through March 31, 2015, as provided by Thomas Casey and Jeffrey Burger, Primary Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended March 31, 2015, Dreyfus Short-Intermediate Municipal Bond Fund’s Class A shares produced a total return of 0.87%, Class D shares returned 1.02%, Class I shares returned 1.12%, and Class Y shares returned 1.13%.1 In comparison, the fund’s benchmark, the Barclays 3-Year Municipal Bond Index (the “Index”), which is not subject to fees and expenses like a mutual fund, produced a total return of 1.30% for the same period.2

Longer term municipal bonds generally rallied over the reporting period when long-term interest rates fell, but yields of short-term bonds remained anchored by an unchanged federal funds rate. The fund lagged its benchmark, in part due to its focus on higher quality securities.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal personal income tax.The fund invests only in municipal bonds rated investment grade or the unrated equivalent as determined by Dreyfus at the time of investment. The fund invests primarily in municipal bonds with remaining maturities of five years or less and generally maintains a dollar-weighted average portfolio maturity of two to three years.

The portfolio managers focus on identifying undervalued sectors and securities, and minimizing the use of interest rate forecasting.The portfolio managers select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market.They also actively trade among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative val-ues.The fund seeks to invest in several of these sectors.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Falling Long-Term Rates Supported Bond Prices

A sustained U.S. economic recovery persisted throughout the reporting period, including especially robust GDP growth rates during the second and third quarters of 2014. Yet, long-term interest rates fell steadily, defying expectations that an expanding domestic economy would drive bond yields higher. Global investors seeking more competitive yields from sovereign bonds than were available in Europe and Japan flocked to U.S. Treasury securities, and the resulting supply-and-demand imbalance put downward pressure on yields of U.S. fixed-income securities.

Municipal bonds also benefited from favorable supply-and-demand dynamics during most of the reporting period amid robust demand from individual investors seeking competitive levels of tax-exempt income in a low interest-rate environment. Despite greater-than-expected issuance volumes over the first quarter of 2015, the supply of newly issued municipal securities generally remained stable for the reporting period overall.

The economic rebound resulted in better underlying credit conditions for most municipal bond issuers. Tax revenues have climbed beyond pre-recession levels for most state and local governments, enabling them to achieve balanced budgets and replenish reserves.

Fund Strategies Produced Mixed Results

The fund participated substantially in the market’s modest gains during the reporting period, but its relative performance was undermined to a degree by its bias toward high-quality securities, including underweighted exposure to BBB-rated bonds and a modestly overweighted position in AAA-rated bonds. In particular, the fund’s holdings of high-quality municipal bonds backed by revenues from special tax districts and power utilities lagged market averages.

Our security selection strategy proved more effective in other areas, and a general emphasis on revenue bonds over general obligation bonds buoyed relative results.The fund received especially strong contributions from bonds backed by prepaid gas contracts, airports, and the states’ settlement of litigation with U.S. tobacco companies.The fund’s interest rate strategy had relatively little impact on relative performance, as strength stemming from overweighted exposure to municipal bonds with four- to five-year maturities was balanced by weaker results from bonds with maturities in the zero- to two-year range.

A Constructive Investment Posture

We are cautiously constructive regarding the municipal bond market’s prospects.The U.S. economic recovery has gained traction, and credit conditions generally have continued to improve. Although the supply of newly issued municipal securities recently began to increase significantly, we expect investor demand to absorb the additional issuance. Finally, we anticipate that the Federal Reserve Board will begin to raise short-term interest rates over the intermediate term.While we expect market volatility to increase as the inflection point approaches, we note that inflation has remained subdued and tax-exempt bonds historically have tended to be less sensitive than U.S. Treasury securities to rising interest rates. Therefore, as of the reporting period’s end, we have set the fund’s average duration in a modestly long position, and we have retained our focus on revenue bonds with strong income characteristics.

April 15, 2015

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest rate changes, and rate increases can cause price declines.
1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares. Had this charge been reflected, returns would have been lower. Class D, I, andY shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until August 1, 2015, at which time it may be extended, modified, or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays 3-Year Municipal Bond Index is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted 3-year tax-exempt bond market, consisting of municipal bonds with maturities of 2-4 years. Index returns do not reflect the fees and expenses associated with operating a mutual fund.
Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Short-Intermediate Municipal Bond Fund Class A shares, Class D shares, Class I shares and Class Y shares and the Barclays 3-Year Municipal Bond Index

†	Source: Lipper Inc.
††	The total return figures presented for Class A shares of the fund reflect the performance of the fund’s Class D shares for the period prior to 8/3/09 (the inception date for Class A shares), adjusted to reflect the applicable sales load for this share class.The total return figures presented for Class I shares of the fund reflect the performance of the fund’s
Class D shares for the period prior to 12/15/08 (the inception date for Class I shares).The total return figures presented for ClassY shares of the fund reflect the performance of the fund’s Class D shares for the period prior to
7/1/13 (the inception date for ClassY shares).

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class D, Class I and Class Y shares of Dreyfus Short-Intermediate Municipal Bond Fund on 3/31/05 to a $10,000 investment made in the Barclays 3-Year Municipal Bond Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.

The fund invests primarily in short-intermediate term municipal securities and maintains a portfolio with a weighted average maturity ranging between 2 and 3 years.The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The Index is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted 3-year tax-exempt bond market, consisting of municipal bonds with maturities of 2-4 years. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

Average Annual Total Returns as of 3/31/15
Inception
	Date	1 Year	5 Years	10 Years
Class A shares
with maximum sales charge (2.5%)	8/3/09	–1.62%	0.90%	2.22	%†
without sales charge	8/3/09	0.87%	1.42%	2.48	%†
Class D shares	4/30/87	1.02%	1.58%	2.57%
Class I shares	12/15/08	1.12%	1.68%	2.63	%†
Class Y shares	7/1/13	1.13%	1.63%†	2.59	%†
Barclays 3-Year
Municipal Bond Index		1.30%	1.96%	3.09%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

† The total return performance figures presented for Class A shares of the fund reflect the performance of the fund’s
Class D shares for the period prior to 8/3/09 (the inception date for Class A shares), adjusted to reflect the applicable sales load for this share class.
The total return performance figures presented for Class I shares of the fund reflect the performance of the fund’s
Class D shares for the period prior to 12/15/08 (the inception date for Class I shares).
The total return performance figures presented for ClassY shares of the fund reflect the performance of the fund’s
Class D shares for the period prior to 7/1/13 (the inception date for ClassY shares).

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Short-Intermediate Municipal Bond Fund from October 1, 2014 to March 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2015
	Class A	Class D	Class I	Class Y
Expenses paid per $1,000†	$3.69	$2.94	$2.45	$2.45
Ending value (after expenses)	$1,001.00	$1,001.70	$1,002.20	$1,002.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2015
	Class A	Class D	Class I	Class Y
Expenses paid per $1,000†	$3.73	$ 2.97	$ 2.47	$ 2.47
Ending value (after expenses)	$1,021.24	$1,021.99	$1,022.49	$1,022.49

† Expenses are equal to the fund’s annualized expense ratio of .74% for Class A, .59% for Class D, .49% for Class I
and .49% for ClassY, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-
half year period).

STATEMENT OF INVESTMENTS
March 31, 2015

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.3%	Rate (%)	Date	Amount ($)	Value ($)
Alabama—1.6%
Alabama Public School and
College Authority, Capital
Improvement Revenue	5.00	12/1/16	1,000,000	1,075,800
Alabama Public School and
College Authority, Capital
Improvement Revenue	5.00	1/1/19	5,000,000	5,706,450
Arizona—1.6%
Phoenix Civic Improvement
Corporation, Junior Lien
Wastewater System Revenue	5.00	7/1/18	3,150,000	3,557,295
Phoenix Civic Improvement
Corporation, Transit Excise
Tax Revenue (Light
Rail Project)	5.00	7/1/17	3,000,000	3,292,410
Arkansas—.3%
Arkansas Development Finance
Authority, HR (Washington
Regional Medical Center)	5.00	2/1/20	1,070,000	1,210,769
California—3.2%
California,
GO (Various Purpose)	5.00	12/1/19	3,105,000	3,630,614
California State Public Works
Board, LR (Judicial Council of
California) (New Stockton
Courthouse)	5.00	10/1/19	1,500,000	1,741,095
California State Public Works
Board, LR (Various
Capital Projects)	4.00	10/1/16	2,000,000	2,109,100
Modesto Irrigation District,
Electric System Revenue	5.00	7/1/16	2,250,000	2,386,215
North Natomas Community
Facilities District Number 4,
Special Tax Bonds	5.00	9/1/17	1,430,000	1,562,704
University of California Regents,
General Revenue	5.00	5/15/20	1,500,000	1,775,445
Colorado—1.1%
City and County of Denver,
Airport System
Subordinate Revenue	5.00	11/15/18	1,180,000	1,337,565

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Colorado (continued)
Colorado Educational and Cultural
Facilities Authority, Revenue
(Johnson and Wales
University Project)	5.00	4/1/18	2,000,000	2,207,720
Jefferson County School District
Number R-1, GO	3.00	12/15/16	1,000,000	1,042,150
Connecticut—.7%
Connecticut,
Special Tax Obligation
Revenue (Transportation
Infrastructure Purposes)	4.00	9/1/18	2,750,000	3,022,773
District of Columbia—.3%
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/16	1,200,000	1,291,584
Florida—7.1%
Broward County School Board,
COP (Master Purchase Agreement)	5.00	7/1/16	1,500,000	1,587,105
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/17	5,000,000	5,449,000
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/19	5,000,000	5,709,250
Florida Board of Education,
Public Education Capital
Outlay Bonds	5.00	6/1/18	3,425,000	3,861,037
Florida Department of
Transportation,
Turnpike Revenue	5.00	7/1/17	4,365,000	4,787,357
Higher Educational Facilities
Financing Authority,
Revenue (The University of
Tampa Project)	4.00	4/1/16	1,250,000	1,286,013
Lee County,
Transportation Facilities
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/19	1,200,000	1,386,336

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Florida (continued)
Miami-Dade County,
Aviation Revenue	4.00	10/1/17	3,725,000	4,015,550
Tampa,
Capital Improvement Cigarette
Tax Allocation Revenue (H. Lee
Moffitt Cancer Center Project)	4.00	9/1/17	1,055,000	1,130,791
Georgia—3.9%
Atlanta,
Water and Wastewater Revenue	5.00	11/1/16	4,950,000	5,307,588
Gwinnett County School District,
GO Sales Tax Bonds	4.00	10/1/16	5,000,000	5,273,150
Municipal Electric Authority of
Georgia, Revenue (Combined
Cycle Project)	5.00	11/1/16	2,500,000	2,681,550
Public Gas Partners, Inc.,
Gas Project Revenue (Gas
Supply Pool Number 1)	5.00	10/1/16	2,800,000	2,990,652
Illinois—8.0%
Chicago,
Customer Facility Charge
Senior Lien Revenue (Chicago
O’Hare International Airport)	5.00	1/1/18	1,105,000	1,211,920
Chicago,
General Airport Senior Lien
Revenue (Chicago O’Hare
International Airport)	5.00	1/1/17	4,350,000	4,669,986
Illinois,
Sales Tax Revenue (Build
Illinois Bonds)	5.00	6/15/17	5,570,000	6,093,302
Illinois,
Sales Tax Revenue (Build
Illinois Bonds) (Insured;
National Public Finance
Guarantee Corp.)	5.75	6/15/18	2,930,000	3,351,979
Illinois Department of
Employment Security,
Unemployment Insurance
Fund Building
Receipts Revenue	5.00	6/15/16	1,550,000	1,637,746

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois (continued)
Illinois Finance Authority,
Revenue (The University of
Chicago)	5.00	10/1/20	1,200,000	1,420,224
Illinois Finance Authority,
Revenue (The University of
Chicago Medical Center)	5.00	8/15/16	2,105,000	2,234,226
Kane County Forest Preserve
District, GO	4.00	12/15/16	6,000,000	6,338,340
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	5.00	6/1/18	5,500,000	6,114,130
Indiana—.8%
Richmond Hospital Authority,
Revenue (Reid Hospital Project)	5.00	1/1/20	1,000,000	1,153,160
Rockport,
PCR (Indiana Michigan Power
Company Project)	1.75	6/1/18	2,000,000	2,012,200
Kansas—.3%
Kansas Turnpike Authority,
Turnpike Revenue	5.00	9/1/17	1,255,000	1,384,278
Louisiana—1.4%
East Baton Rouge Sewerage
Commission, Revenue	5.00	2/1/20	1,000,000	1,167,010
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.00	5/15/18	4,250,000	4,739,940
Maryland—1.5%
Maryland,
GO (State and Local
Facilities Loan)	5.25	8/1/20	5,000,000	6,009,350
Massachusetts—1.1%
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.00	1/1/16	650,000	669,890
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Project
Number 6 Issue)	5.00	7/1/16	3,700,000	3,914,378

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Michigan—6.0%
Michigan,
State Trunk Line Revenue	5.00	11/15/17	3,830,000	4,250,802
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Water
Supply System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/20	1,000,000	1,145,020
Michigan Finance Authority,
Local Government Loan Program
Revenue (School District of
the City of Detroit State
Qualified Unlimited Tax GO
Local Project Bonds)	5.00	5/1/19	4,250,000	4,801,565
Michigan Finance Authority,
Revenue (School District of
the City of Detroit)	5.00	6/1/17	3,000,000	3,192,570
Michigan Finance Authority,
State Aid Revenue
(School District of the
City of Detroit)	2.85	8/20/15	4,100,000	4,116,933
Michigan Finance Authority,
Student Loan Revenue	5.00	11/1/19	1,600,000	1,787,824
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne
County Airport)	5.00	12/1/19	5,000,000	5,737,100
Minnesota—1.8%
Minnesota,
State General Fund
Appropriation Bonds	5.00	3/1/17	5,470,000	5,931,340
University of Minnesota Regents,
GO	5.00	12/1/16	1,520,000	1,635,961
Missouri—2.9%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.00	6/1/20	3,630,000	4,221,508

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Missouri (continued)
Missouri Joint Municipal Electric
Utility Commission, Power
Project Revenue
(Iatan 2 Project)	4.00	1/1/19	1,500,000		1,647,735
Missouri Joint Municipal Electric
Utility Commission, Power
Project Revenue (Prairie
State Project)	5.00	12/1/19	2,335,000		2,705,168
Springfield Public Utilities
Board, COP (Lease/Purchase
Agreement)	5.00	12/1/16	3,000,000		3,226,800
Nebraska—.9%
Omaha Public Power District,
Electric System Revenue	5.00	2/1/19	3,150,000		3,602,151
Nevada—2.0%
Nevada,
Highway Revenue (Motor Vehicle
Fuel Tax)	4.00	12/1/17	5,000,000		5,433,200
Nevada,
Unemployment Compensation
Fund Special Revenue	5.00	6/1/18	2,500,000		2,790,550
New Jersey—1.1%
New Jersey Economic Development
Authority, Cigarette
Tax Revenue	5.00	6/15/17	2,000,000		2,164,020
New Jersey Turnpike Authority,
Turnpike Revenue	0.57	1/1/18	2,500,000	[a]	2,503,975
New Mexico—1.8%
Albuquerque Bernalillo County
Water Utility Authority,
Senior Lien Joint Water and
Sewer System Revenue	5.00	7/1/20	1,675,000		1,986,182
New Mexico Municipal Energy
Acquisition Authority, Gas
Supply Revenue	0.64	8/1/17	5,395,000	[a]	5,417,875
New York—20.4%
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/16	5,000,000		5,367,500

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/16	1,000,000	1,073,500
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/17	1,500,000	1,663,560
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/18	1,000,000	1,136,960
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/19	4,330,000	5,028,472
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/20	1,500,000	1,772,610
New York City,
GO	5.00	8/1/18	6,500,000	7,328,035
New York City,
GO	5.00	8/1/19	5,750,000	6,622,447
New York City Industrial
Development Agency,
Senior Airport Facilities
Revenue (Transportation
Infrastructure Properties, LLC
Obligated Group)	5.00	7/1/17	2,000,000	2,152,400
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/16	4,045,000	4,344,937
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue (Escrowed
to Maturity)	5.00	11/1/16	955,000	1,024,486
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue (Escrowed
to Maturity)	5.00	5/1/17	5,000,000	5,456,800
New York City Transitional Finance
Authority, Revenue (New York
City Recovery)	5.00	11/1/17	6,050,000	6,710,599

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (State
University of New York
Dormitory Facilities)	5.00	7/1/18	1,750,000		1,974,472
New York State Dormitory
Authority, School Districts
Revenue (Bond Financing Program)	5.00	10/1/16	2,825,000		3,019,360
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(General Purpose)	5.00	3/15/17	5,000,000		5,432,850
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(General Purpose)	5.00	2/15/19	2,500,000		2,855,300
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(General Purpose)	5.00	2/15/19	3,535,000		4,037,394
New York State Thruway Authority,
General Revenue Junior
Indebtedness Obligations	5.00	5/1/19	3,000,000		3,434,250
Port Authority of New York and New
Jersey (Consolidated Bonds,
175th Series)	5.00	12/1/17	3,000,000		3,340,170
Port Authority of New York and New
Jersey (Consolidated Bonds,
185th Series)	5.00	9/1/20	3,400,000		3,958,382
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	4.00	11/15/17	1,500,000		1,626,960
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	0.47	12/3/19	5,000,000	[a]	5,002,700
North Carolina—1.2%
North Carolina Municipal Power
Agency, Catawba Electric Revenue	4.00	1/1/18	4,480,000		4,849,958
Ohio—1.0%
Ohio,
Common Schools GO Bonds	5.00	3/15/17	4,000,000		4,346,040

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania—3.6%
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/16	1,750,000	1,810,760
Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/15	1,000,000	1,005,870
Pennsylvania Economic
Development Financing
Authority, Unemployment
Compensation Revenue	5.00	7/1/17	10,835,000	11,906,473
Rhode Island—.6%
Tobacco Settlement Financing
Corporation of Rhode Island,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/20	2,020,000	2,358,956
Tennessee—.4%
Tennessee State School Bond
Authority, Higher Educational
Facilities Second Program Bonds	5.00	11/1/19	1,350,000	1,577,839
Texas—12.0%
Arlington Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/19	1,295,000	1,481,687
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort
Worth International Airport)	5.00	11/1/17	7,400,000	8,181,440
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort
Worth International Airport)	5.00	11/1/18	1,000,000	1,133,990
Dallas Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.00	8/15/17	1,995,000	2,197,732
Dickinson Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.00	2/15/20	3,260,000	3,813,385

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas (continued)
Harris County-Houston Sports
Authority, Senior Lien Revenue	5.00	11/15/19	1,500,000	1,733,040
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/19	1,380,000	1,607,493
Houston,
Public Improvement GO	5.00	3/1/18	5,000,000	5,592,500
Houston,
Public Improvement GO	5.00	3/1/20	2,800,000	3,284,148
Lake Travis Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	4.00	2/15/18	4,640,000	5,047,949
Love Field Airport Modernization
Corporation, Special
Facilities Revenue (Southwest
Airlines Company—Love Field
Modernization Program Project)	5.00	11/1/16	2,340,000	2,483,606
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/20	2,000,000	2,325,720
Sam Rayburn Municipal Power
Agency, Power Supply
System Revenue	5.00	10/1/16	1,000,000	1,064,820
San Antonio,
Electric and Gas Systems
Junior Lien Revenue	5.00	2/1/20	6,000,000	7,025,280
San Antonio,
Water System Junior
Lien Revenue	5.00	5/15/19	1,000,000	1,150,870

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas (continued)
Tarrant Regional Water District, A
Water Control and Improvement
District, Water Revenue	5.00	3/1/17	1,360,000	1,474,702
Utah—2.4%
Intermountain Power Agency,
Subordinated Power
Supply Revenue	4.00	7/1/17	7,000,000	7,519,610
Intermountain Power Agency,
Subordinated Power
Supply Revenue	5.00	7/1/19	2,000,000	2,306,760
Virginia—2.2%
Virginia Commonwealth
Transportation Board, Federal
Transportation Grant
Anticipation Revenue Notes	5.00	9/15/16	3,195,000	3,409,800
Virginia Public School Authority,
School Technology and
Security Notes	5.00	4/15/18	5,000,000	5,614,250
Washington—4.3%
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.00	7/1/18	5,000,000	5,641,350
Seattle,
Municipal Light and Power
Improvement Revenue	5.00	6/1/17	1,950,000	2,133,729
Tobacco Settlement Authority of
Washington, Tobbaco
Settlement Revenue	5.00	6/1/18	3,650,000	4,073,181

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Washington (continued)
Washington,
GO (Various Purpose)	5.00	2/1/18	5,245,000	5,854,784
Wisconsin—.8%
Wisconsin,
GO	5.00	5/1/19	3,000,000	3,455,550
Total Investments (cost $403,242,255)			98.3%	406,662,822
Cash and Receivables (Net)			1.7%	6,887,340
Net Assets			100.0%	413,550,162
a Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Transportation Services	21.1	Utility-Water and Sewer	5.3
Utility-Electric	13.4	County	4.0
Special Tax	11.9	Health Care	1.8
Education	11.0	Lease	.9
State/Territory	7.0	Other	16.5
City	5.4		98.3

† Based on net assets.

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS Puttable Floating Option
Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

The Fund 21

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2015

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	403,242,255	406,662,822
Cash		3,083,515
Interest receivable		4,766,512
Receivable for investment securities sold		2,183,953
Receivable for shares of Beneficial Interest subscribed		33,340
Prepaid expenses		33,420
		416,763,562
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		192,627
Payable for investment securities purchased		2,682,285
Payable for shares of Beneficial Interest redeemed		254,367
Accrued expenses		84,121
		3,213,400
Net Assets ($)		413,550,162
Composition of Net Assets ($):
Paid-in capital		409,361,016
Accumulated net realized gain (loss) on investments		768,579
Accumulated net unrealized appreciation
(depreciation) on investments		3,420,567
Net Assets ($)		413,550,162

Net Asset Value Per Share
	Class A	Class D	Class I	Class Y
Net Assets ($)	40,721,360	334,580,389	38,153,508	94,905
Shares Outstanding	3,127,572	25,702,390	2,929,986	7,288
Net Asset Value Per Share ($)	13.02	13.02	13.02	13.02
See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended March 31, 2015

Investment Income ($):
Interest Income	5,890,127
Expenses:
Management fee—Note 3(a)	2,208,218
Distribution fees—Note 3(b)	357,527
Shareholder servicing costs—Note 3(c)	247,300
Trustees’ fees and expenses—Note 3(d)	117,705
Professional fees	87,864
Registration fees	76,639
Custodian fees—Note 3(c)	38,653
Prospectus and shareholders’ reports	21,766
Loan commitment fees—Note 2	4,229
Miscellaneous	45,238
Total Expenses	3,205,139
Less—reduction in expenses due to undertaking—Note 3(a)	(568,812)
Less—reduction in fees due to earnings credits—Note 3(c)	(132)
Net Expenses	2,636,195
Investment Income—Net	3,253,932
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	2,058,269
Net unrealized appreciation (depreciation) on investments	(779,943)
Net Realized and Unrealized Gain (Loss) on Investments	1,278,326
Net Increase in Net Assets Resulting from Operations	4,532,258

See notes to financial statements.

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended March 31,
	2015	2014 [a]
Operations ($):
Investment income—net	3,253,932	4,869,610
Net realized gain (loss) on investments	2,058,269	3,594,107
Net unrealized appreciation
(depreciation) on investments	(779,943)	(6,317,655)
Net Increase (Decrease) in Net Assets
Resulting from Operations	4,532,258	2,146,062
Dividends to Shareholders from ($):
Investment income—net:
Class A	(257,320)	(493,768)
Class D	(2,625,595)	(4,103,590)
Class I	(330,488)	(309,979)
Class Y	(795)	(9)
Net realized gain on investments:
Class A	(220,747)	(507,717)
Class D	(1,715,873)	(3,580,425)
Class I	(208,564)	(235,946)
Class Y	(483)	(9)
Total Dividends	(5,359,865)	(9,231,443)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	14,198,442	34,196,464
Class D	60,289,058	111,679,891
Class I	17,002,105	24,088,649
Class Y	184,059	1,000
Dividends reinvested:
Class A	382,133	693,286
Class D	3,997,128	7,091,946
Class I	353,312	343,872
Class Y	425	—
Cost of shares redeemed:
Class A	(23,677,822)	(46,004,442)
Class D	(115,031,435)	(203,790,036)
Class I	(15,242,660)	(18,153,720)
Class Y	(90,184)	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(57,635,439)	(89,853,090)
Total Increase (Decrease) in Net Assets	(58,463,046)	(96,938,471)
Net Assets ($):
Beginning of Period	472,013,208	568,951,679
End of Period	413,550,162	472,013,208

		Year Ended March 31,
	2015	2014 [a]
Capital Share Transactions:
Class A
Shares sold	1,085,363	2,602,514
Shares issued for dividends reinvested	29,289	52,975
Shares redeemed	(1,811,300)	(3,508,013)
Net Increase (Decrease) in Shares Outstanding	(696,648)	(852,524)
Class D
Shares sold	4,607,926	8,509,132
Shares issued for dividends reinvested	306,288	541,819
Shares redeemed	(8,789,709)	(15,523,913)
Net Increase (Decrease) in Shares Outstanding	(3,875,495)	(6,472,962)
Class Ib
Shares sold	1,298,406	1,835,787
Shares issued for dividends reinvested	27,067	26,261
Shares redeemed	(1,165,903)	(1,382,275)
Net Increase (Decrease) in Shares Outstanding	159,570	479,773
Class Yb
Shares sold	14,053	76.45
Shares issued for dividends reinvested	33	—
Shares redeemed	(6,874)	—
Net Increase (Decrease) in Shares Outstanding	7,212	76.45

a	Effective July 1, 2013, the fund commenced offering ClassY shares.
b	During the period ended March 31, 2015, 3,865 Class I shares representing $50,638 were exchanged for 3,865
ClassY shares.
See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended March 31,
Class A Shares	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	13.05	13.23	13.28	13.08	13.09
Investment Operations:
Investment income—net[a]	.08	.11	.14	.19	.23
Net realized and unrealized
gain (loss) on investments	.04	(.06)	.02	.20	(.01)
Total from Investment Operations	.12	.05	.16	.39	.22
Distributions:
Dividends from investment income—net	(.08)	(.11)	(.14)	(.19)	(.23)
Dividends from net realized
gain on investments	(.07)	(.12)	(.07)	—	—
Total Distributions	(.15)	(.23)	(.21)	(.19)	(.23)
Net asset value, end of period	13.02	13.05	13.23	13.28	13.08
Total Return (%)[b]	.87	.43	1.13	3.02	1.68
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.87	.84	.84	.84	.84
Ratio of net expenses
to average net assets	.74	.74	.79	.84	.84
Ratio of net investment income
to average net assets	.59	.82	1.06	1.47	1.75
Portfolio Turnover Rate	32.84	34.38	27.16	30.99	20.09
Net Assets, end of period ($ x 1,000)	40,721	49,911	61,862	47,011	47,008

a	Based on average shares outstanding.
b	Exclusive of sales charge.
See notes to financial statements.

		Year Ended March 31,
Class D Shares	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	13.05	13.23	13.27	13.08	13.09
Investment Operations:
Investment income—net[a]	.10	.13	.16	.21	.25
Net realized and unrealized
gain (loss) on investments	.04	(.06)	.03	.19	(.01)
Total from Investment Operations	.14	.07	.19	.40	.24
Distributions:
Dividends from investment income—net	(.10)	(.13)	(.16)	(.21)	(.25)
Dividends from net realized
gain on investments	(.07)	(.12)	(.07)	—	—
Total Distributions	(.17)	(.25)	(.23)	(.21)	(.25)
Net asset value, end of period	13.02	13.05	13.23	13.27	13.08
Total Return (%)	1.02	.58	1.36	3.10	1.84
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.72	.70	.69	.69	.70
Ratio of net expenses
to average net assets	.59	.59	.64	.69	.70
Ratio of net investment income
to average net assets	.74	.97	1.22	1.61	1.92
Portfolio Turnover Rate	32.84	34.38	27.16	30.99	20.09
Net Assets, end of period ($ x 1,000)	334,580	385,943	476,785	488,869	476,809

a Based on average shares outstanding.
See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS (continued)

		Year Ended March 31,
Class I Shares	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	13.05	13.23	13.28	13.08	13.09
Investment Operations:
Investment income—net[a]	.11	.14	.18	.23	.27
Net realized and unrealized
gain (loss) on investments	.04	(.06)	.01	.19	(.01)
Total from Investment Operations	.15	.08	.19	.42	.26
Distributions:
Dividends from investment income—net	(.11)	(.14)	(.17)	(.22)	(.27)
Dividends from net realized
gain on investments	(.07)	(.12)	(.07)	—	—
Total Distributions	(.18)	(.26)	(.24)	(.22)	(.27)
Net asset value, end of period	13.02	13.05	13.23	13.28	13.08
Total Return (%)	1.12	.60	1.46	3.26	1.96
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.65	.63	.61	.60	.57
Ratio of net expenses
to average net assets	.49	.49	.55	.60	.57
Ratio of net investment income
to average net assets	.84	1.06	1.31	1.70	2.04
Portfolio Turnover Rate	32.84	34.38	27.16	30.99	20.09
Net Assets, end of period ($ x 1,000)	38,154	36,159	30,305	31,427	21,201
a Based on average shares outstanding.
See notes to financial statements.

	Year Ended March 31,
Class Y Shares	2015	2014	[a]
Per Share Data ($):
Net asset value, beginning of period	13.05	13.08
Investment Operations:
Investment income—net[b]	.11	.11
Net realized and unrealized gain (loss) on investments	.04	.09
Total from Investment Operations	.15	.20
Distributions:
Dividends from investment income—net	(.11)	(.11)
Dividends from net realized gain on investments	(.07)	(.12)
Total Distributions	(.18)	(.23)
Net asset value, end of period	13.02	13.05
Total Return (%)	1.13	1.53	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.70	.55	[d]
Ratio of net expenses
to average net assets	.49	.49	[d]
Ratio of net investment income
to average net assets	.83	1.14	[d]
Portfolio Turnover Rate	32.84	34.38
Net Assets, end of period ($ x 1,000)	95	1

a	From July 1, 2013 (commencement of initial offering) to March 31, 2014.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund 29

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Short-Intermediate Municipal Bond Fund (the “fund”) is the sole series of Dreyfus Premier Short-Intermediate Municipal Bond Fund (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class D, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class D shares are sold at net asset value per share directly by Dreyfus and through certain banks and fund supermarkets, and as a part of certain wrap-fee programs. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accor-

dance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are generally reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	—	406,662,822	—	406,662,822
† See Statement of Investments for additional detailed categorizations.

At March 31, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carry-

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

overs, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended March 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At March 31, 2015, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $270,432, undistributed ordinary income $183,919, undistributed capital gains $584,660 and unrealized appreciation $3,420,567.

The tax character of distributions paid to shareholders during the fiscal periods ended March 31, 2015 and March 31, 2014 were as follows: tax-exempt income $3,214,198 and $4,907,346, ordinary income $48,323 and $25,563, and long-term capital gains $2,097,344 and $4,298,534, respectively.

During the period ended March 31, 2015, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, the fund decreased accumulated undistributed investment income-net by $39,734, increased accumulated net realized gain (loss) on investments by $33,274 and increased paid-in capital by $6,460. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended March 31, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from April 1, 2014 through August 1, 2015, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .49% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $568,812 during the period ended March 31, 2015.

During the period ended March 31, 2015, the Distributor retained $1,088 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class D shares pay the Distributor for distributing its shares at an annual rate of .10% of the value of its average daily net

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

assets. During the period ended March 31, 2015, Class D shares were charged $357,527, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A shares pay the Distributor at an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2015, Class A shares were charged $110,386, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended March 31, 2015, the fund was charged $61,365 for transfer agency services and $2,629 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $132.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended March 31, 2015, the fund was charged $38,653 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement. During the period ended March 31, 2015, the fund was charged $1,949 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended March 31, 2015, the fund was charged $10,003 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $176,709, Distribution Plan fees $28,538, Shareholder Services Plan fees $8,705, custodian fees $9,261, Chief Compliance Officer fees $2,867 and transfer agency fees $11,375, which are offset against an expense reimbursement currently in effect in the amount of $44,828.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2015, amounted to $142,673,092 and $188,378,441, respectively.

At March 31, 2015, the cost of investments for federal income tax purposes was $403,242,255; accordingly, accumulated net unrealized appreciation on investments was $3,420,567, consisting of $3,509,813 gross unrealized appreciation and $89,246 gross unrealized depreciation.

The Fund 37

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Short-Intermediate Municipal Bond Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Short-Intermediate Municipal Bond Fund (the sole series comprising Dreyfus Premier Short-Intermediate Municipal Bond Fund) as of March 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2015 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Short-Intermediate Municipal Bond Fund at March 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
May 26, 2015

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during the fiscal year ended March 31, 2015 as “exempt-interest dividends” (not generally subject to regular federal income tax). Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2015 calendar year on Form 1099-DIV which will be mailed in early 2016. Also, the fund hereby reports $.0015 per share as a short-term capital gain distribution and $.0651 per share as a long-term capital gain distribution paid on December 18, 2014.

The Fund 39

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 147
———————
Francine J. Bovich (63)
Board Member (2015)†
Principal Occupation During Past 5Years:
• Trustee,The Bradley Trusts, private trust funds (2011-present)
• Managing Director, Morgan Stanley Investment Management (1993-2010)
Other Public Company Board Membership During Past 5Years:
• Annaly Capital Management, Inc., Board Member (May 2014-present)
No. of Portfolios for which Board Member Serves: 84
———————
Gordon J. Davis (73)
Board Member (2012)
Principal Occupation During Past 5Years:
• Partner in the law firm of Venable LLP (2012-present)
• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)
Other Public Company Board Memberships During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-2014)
• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)
No. of Portfolios for which Board Member Serves: 63

† Francine J. Bovich was elected as a Board Member on April 30, 2015.

Nathan Leventhal (72)
Board Member (2009)
Principal Occupation During Past 5Years:
• President Emeritus of Lincoln Center for the Performing Arts (2001-present)
• Chairman of the Avery-Fisher Artist Program (1997-2014)
• Commissioner, NYC Planning Commission (2007-2011)
Other Public Company Board Membership During Past 5Years:
• Movado Group, Inc., Director (2003-present)
No. of Portfolios for which Board Member Serves: 52
———————
Robin A. Melvin (51)
Board Member (2014)
Principal Occupation During Past 5Years:
• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; board member since 2013)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 115
———————
Roslyn M. Watson (65)
Board Member (2014)
Principal Occupation During Past 5Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)
No. of Portfolios for which Board Member Serves: 70
———————
Benaree Pratt Wiley (68)
Board Member (2009)
Principal Occupation During Past 5Years:
• Principal,The Wiley Group, a firm specializing in strategy and business development (2005-present)
Other Public Company Board Membership During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)
No. of Portfolios for which Board Member Serves: 70

The Fund 41

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INTERESTED BOARD MEMBERS

J. Charles Cardona (59)
Board Member (2014)
Principal Occupation During Past 5Years:
• President and a Director of the Manager (2008-present), Chairman of the Distributor (2013-
present; previously, Executive Vice President, 1997-2013), President of Dreyfus Institutional
Services Division
No. of Portfolios for which Board Member Serves: 38
J. Charles Cardona is deemed to be an “interested person” (as defined in the Act) of the fund as a result of his affiliation with The Dreyfus Corporation.
———————
Isabel P. Dunst (68)
Board Member (2014)
Principal Occupation During Past 5Years:
• Of Counsel to the law firm of Hogan Lovells LLP (2015-present; previously, Partner, 1990-2014)
No. of Portfolios for which Board Member Serves: 38
Isabel P. Dunst is deemed to be an “interested person” (as defined in the Act) of the fund as a result of her affiliation with Hogan Lovells LLP, which provides legal services to BNY Mellon and certain of its affiliates.
———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
Whitney I. Gerard, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

The Fund 43

OFFICERS OF THE FUND (Unaudited) (continued)

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $32,792 in 2014 and $33,612 in 2015.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $14,321 in 2014 and $588 in 2015. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2014 and $0 in 2015.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,093 in 2014 and $3,503 in 2015. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2014 and $0 in 2015.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $419 in 2014 and $487 in 2015. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2014 and $0 in 2015.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

(g) Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $49,172,911 in 2014 and $22,796,522 in 2015.

(h) Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Short-Intermediate Municipal Bond Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    May 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    May 19, 2015

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    May 19, 2015

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)